STOCKHOLDERS' EQUITY - AOCI (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Total stockholders' equity, Beginning of Period	$ 861.0	$ 1,222.5
Other		0.0
Total stockholders' equity, End of Period	932.3	861.0
Accumulated Foreign Currency Adjustment Attributable to Parent [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Total stockholders' equity, Beginning of Period	(225.6)	(144.7)
Total stockholders' equity, End of Period	(208.2)	(225.6)
Tax benefit (provition) included in accumulated other comprehensive income	7.6
Derivative Hedging Adjustment
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Total stockholders' equity, Beginning of Period	(4.4)	2.1
Total stockholders' equity, End of Period	(0.8)	(4.4)
Tax benefit (provition) included in accumulated other comprehensive income	(0.3)
Debt and Equity Securities Adjustment
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Total stockholders' equity, Beginning of Period	0.8	4.3
Total stockholders' equity, End of Period	2.6	0.8
Tax benefit (provition) included in accumulated other comprehensive income	(0.1)
Accumulated Defined Benefit Plans Adjustment Attributable to Parent [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Total stockholders' equity, Beginning of Period	(55.6)	(101.2)
Total stockholders' equity, End of Period	(51.1)	(55.6)
Tax benefit (provition) included in accumulated other comprehensive income	3.2
Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Total stockholders' equity, Beginning of Period	(284.8)	(239.5)
Other		(2.6)
Total stockholders' equity, End of Period	(257.5)	(284.8)
Accumulated Foreign Currency Adjustment Including Portion Attributable to Noncontrolling Interest [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Total stockholders' equity, Beginning of Period	(225.6)	(144.7)
Other comprehensive income before reclassifications	(8.7)	(80.2)
Amounts reclassified from AOCI	26.1	(0.7)
Net other comprehensive income (loss)	17.4	(80.9)
Other	0.0	0.0
Total stockholders' equity, End of Period	(208.2)	(225.6)
Derivative Hedging Adjustment
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Total stockholders' equity, Beginning of Period	(4.4)	2.1
Other comprehensive income before reclassifications	(2.6)	(7.4)
Amounts reclassified from AOCI	6.2	0.9
Net other comprehensive income (loss)	3.6	(6.5)
Other	0.0	0.0
Total stockholders' equity, End of Period	(0.8)	(4.4)
Accumulated Net Investment Gain (Loss) Including Portion Attributable to Noncontrolling Interest [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Total stockholders' equity, Beginning of Period	0.8	4.3
Other comprehensive income before reclassifications	1.8	(0.9)
Amounts reclassified from AOCI	0.0	0.0
Net other comprehensive income (loss)	1.8	(0.9)
Other	0.0	(2.6)
Total stockholders' equity, End of Period	2.6	0.8
Pension Liability Adjustment
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Total stockholders' equity, Beginning of Period	(55.6)	(101.2)
Other comprehensive income before reclassifications	(10.0)	(2.8)
Amounts reclassified from AOCI	14.5	48.4
Net other comprehensive income (loss)	4.5	45.6
Other	0.0	0.0
Total stockholders' equity, End of Period	(51.1)	(55.6)
AOCI Including Portion Attributable to Noncontrolling Interest [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Total stockholders' equity, Beginning of Period	(284.8)	(239.5)
Other comprehensive income before reclassifications	(19.5)	(91.3)
Amounts reclassified from AOCI	46.8	48.6
Net other comprehensive income (loss)	27.3	(42.7)
Other	0.0	(2.6)
Total stockholders' equity, End of Period	(257.5)	(284.8)
Demag-Mobile Cranes Business | U.S. Plan | Pension Plan | Accumulated Foreign Currency Adjustment Attributable to Noncontrolling Interest [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Amounts reclassified from AOCI	26.1
Reclassification from AOCI, tax benefit	2.8
Demag-Mobile Cranes Business | U.S. Plan | Pension Plan | Pension Liability Adjustment
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Amounts reclassified from AOCI	12.6	42.6
Reclassification from AOCI, tax benefit	$ 5.3	$ 24.4